Fairvalue measurement of financial liabilities measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 13,633,760	₩ 14,738,646
Trading liabilities | Securities sold
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,413,904	1,490,765
Trading liabilities | Gold deposits
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	434,586	485,995
Financial liabilities designated at fair value through profit or loss | Deposits
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	6,282
Financial liabilities designated at fair value through profit or loss | Securities sold
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	36,973	10,134
Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	8,260,636	9,217,226
Derivative liabilities | Trading purpose
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	2,804,834	3,074,814
Derivative liabilities | Hedging purpose
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	682,827	453,430
Level 1
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,906,201	2,001,024
Level 1 | Trading liabilities | Securities sold
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,413,904	1,490,765
Level 1 | Trading liabilities | Gold deposits
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	434,586	485,995
Level 1 | Financial liabilities designated at fair value through profit or loss | Deposits
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 1 | Financial liabilities designated at fair value through profit or loss | Securities sold
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	36,973	10,134
Level 1 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 1 | Derivative liabilities | Trading purpose
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	20,738	14,130
Level 1 | Derivative liabilities | Hedging purpose
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 2
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	3,950,796	4,558,810
Level 2 | Trading liabilities | Securities sold
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 2 | Trading liabilities | Gold deposits
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 2 | Financial liabilities designated at fair value through profit or loss | Deposits
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	4,277
Level 2 | Financial liabilities designated at fair value through profit or loss | Securities sold
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 2 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	986,882	1,644,904
Level 2 | Derivative liabilities | Trading purpose
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	2,706,249	2,715,327
Level 2 | Derivative liabilities | Hedging purpose
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	257,665	194,302
Level 3
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,776,763	8,178,812
Level 3 | Trading liabilities | Securities sold
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 3 | Trading liabilities | Gold deposits
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 3 | Financial liabilities designated at fair value through profit or loss | Deposits
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	2,005
Level 3 | Financial liabilities designated at fair value through profit or loss | Securities sold
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0	0
Level 3 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,273,754	7,572,322
Level 3 | Derivative liabilities | Trading purpose
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	77,847	345,357
Level 3 | Derivative liabilities | Hedging purpose
Fairvalue measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 425,162	₩ 259,128